Trade receivables (Details) kr in Millions	12 Months Ended
Dec. 31, 2019 DKK (kr)
Trade receivables
Overdue trade receivables	kr 0.0
Trade Receivables Related To Milestone Payments	kr 0.0
Minimum
Trade receivables
Due period trade receivables related to royalty	30 days
Maximum
Trade receivables
Due period trade receivables related to royalty	60 days